UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number      811-08631
                                                    -------------------------
                               Phoenix Portfolios
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Matthew A. Swendiman                   John R. Flores, Esq.
       Counsel & Chief Legal Officer for      Vice President, Counsel
       Litigation/Employment Registrant       Phoenix Life Insurance Company
       Phoenix Life Insurance Company         One American Row
       One American Row                       Hartford, CT  06102
       Hartford, CT  06102
       ----------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                    Date of fiscal year end: October 31
                                            -----------

                   Date of reporting period: October 31, 2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Annual Report

OCTOBER 31, 2004

Phoenix Market Neutral Fund

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[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix Portfolios unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

[GRAPHIC OMITTED]

DEAR SHAREHOLDER:

      I encourage you to review the performance overview and outlook provided in this annual report for the Phoenix Market Neutral Fund for the fiscal year ended October 31, 2004.

      The pace of U.S. economic growth appears to have cooled off in recent months. Gross domestic product (GDP) and employment growth have slowed in response to rising energy prices and declining consumer optimism. In addition, the Federal Reserve's ongoing commitment to raising the federal funds rate at a "measured pace" combined with higher oil prices, is likely to keep economic growth subdued through the end of the year. As of this writing in late November, it remains to be seen whether the post-election rally in the equities markets can be sustained.

      Regardless of what the markets bring, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your investment in the Phoenix Market Neutral Fund may help in this effort.

      At this time, the mutual fund industry continues to undergo far-reaching regulatory reforms. The Phoenix Funds Board of Trustees takes these matters seriously and is implementing initiatives to ensure compliance with the letter and the spirit of all requirements. We are confident that the fund industry will emerge stronger and more focused on the interests of shareholders as a result.

      To learn more about investing and the Phoenix Market Neutral Fund, including monthly portfolio updates, please visit PhoenixInvestments.com.


Sincerely,


/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

NOVEMBER 30, 2004

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ..................................................................... 3
Phoenix Market Neutral Fund .................................................. 4
Notes to Financial Statements ................................................22

GLOSSARY

CITIGROUP 90-DAY TREASURY BILL INDEX
Measures monthly return equivalents of yield averages that are not marked to market. It is an average of the last three three-month Treasury bill issues.

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL OPEN MARKET COMMITTEE (FOMC)
A key committee in the Federal Reserve System, responsible for setting short-term monetary policy for the Federal Reserve which causes interest rates to rise or fall.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of U.S. economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

LONG POSITION ("LONG")
Ownership of a security, giving the investor the right to transfer ownership to someone else, the right to receive income paid by the security, and the right to any profits or losses as the security's value changes.

S&P 500(R) INDEX
A market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested.

SHORT POSITION ("SHORT")
Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. If the price rises, the investor must buy at the higher price and sustains a loss.


INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX MARKET NEUTRAL FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM, CARLTON NEEL AND DAVID DICKERSON

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix Market Neutral Fund's objective is to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk securities. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED OCTOBER 31, 2004?

A: For the fiscal year ended October 31, 2004, the Fund's Class A shares returned 1.05%, Class B shares returned 0.36% and Class C shares returned 0.36%. For the same period, the S&P 500 Index, a broad-based equity index, returned 9.41%, and the Citigroup 90-Day Treasury Bill Index, which is the Fund's style-specific index appropriate for comparison, returned 1.09%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: LOOKING BACK OVER THE 12 MONTHS ENDED OCTOBER 31, 2004, HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT FOR INVESTORS?

A: By design, the Fund is not significantly correlated to either the stock or bond market; thus, economic indicators and market index movements over the last 12 months had little to no impact on our strategy. A key performance factor in recent quarters was the stock market's continued general rotation away from companies with speculative earnings growth toward companies with consistent earnings.

      A key turning point in the market occurred on January 28, 2004, when the Federal Open Market Committee (FOMC) removed the word "patient" when describing how they would raise short-term interest rates in the future. This subtle change had the effect of burning off much of the speculation that was driving the market at that time.

      We view this trend as a positive momentum factor that suits our style particularly well. We also feel that this development is consistent with experiences in previous economic recoveries, where low quality stocks rose first and higher quality stocks eventually took the lead. Signs of this type of scenario began appearing in late January and have continued to bode well for the Fund. While the fourth quarter of 2003 was challenging for the Fund, it has performed well since January, and in our opinion, has proven to be a strong diversification investment.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE OVER THE 12 MONTHS ENDED OCTOBER 31, 2004?

A: The Fund has benefited generally from our model's ability to identify relative value stocks within industries. As portfolio managers, we also analyze where our process has been working well, and which industries or sectors are not contributing to performance.

      The first quarter of the fiscal year was the only quarter in which the Fund did not yield a positive return, as the last advance of the initial move-up in the markets was contained largely to more speculative stocks. This was not a favorable environment for the Fund, which tends to benefit from a more fundamentally-driven market. During that time, we did what we could to limit the Fund's losses by reducing our overall long/short exposure to less than 78%. As previously mentioned, after the FOMC's meeting in late January 2004, the environment became more friendly for our process, and the Fund rewarded shareholders. The bulk of the Fund's gains over the last 12 months were produced from May to mid-August, which served to offset losses incurred during the first three months of the fiscal year. During that time, the Fund's performance benefited from a market that was led by stocks with positive earnings, dividend-paying stocks, and stocks with more consistent earnings growth. These are the types of companies that we generally find attractive, and because our "longs" outperformed the stocks that we had shorted, the Fund showed gains for the period.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A: Overall, it is our view that we are midway through an economic recovery cycle and that there may eventually be resumed pressure in the bond market as the Fed's tightening cycle accelerates. Because better unemployment numbers and upward trends for interest rates create a difficult environment for bonds, we believe the Fund should remain a competitive diversification option for investors. Additionally, uncertainty over corporate earnings and global political concerns may lead to lackluster equity returns overall, and heighten the need for alternative investment strategies such as this Fund provides. With the trend toward companies with earnings consistency and a late-stage economic recovery seemingly underway, we view these conditions as favorable for our process at this time.

                                                                   NOVEMBER 2004


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Market Neutral Fund

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS 1                                   PERIODS ENDING 10/31/04
--------------------------------------------------------------------------------

                                                           INCEPTION   INCEPTION
                                          1 YEAR  5 YEAR  TO 10/31/04    DATE
                                          ------  ------  -----------  ---------

   Class A Shares at NAV 2                  1.05%  3.01%     1.54%      5/1/98
   Class A Shares at POP 3                 (4.76)  1.80      0.61       5/1/98

   Class B Shares at NAV 2                  0.36   2.27      0.84       5/1/98
   Class B Shares with CDSC 4              (3.64)  2.09      0.84       5/1/98

   Class C Shares at NAV 2                  0.36   2.29      0.80       5/1/98
   Class C Shares with CDSC 4               0.36   2.29      0.80       5/1/98

   S&P 500(R)Index                          9.41  (2.22)     1.64       5/1/98

   Citigroup 90-Day Treasury Bill Index     1.09   2.90      3.38      4/30/98


--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 5/1/98 (inception of the Fund) in Class A, B and C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a six year period. The total return for Class C shares reflects the CDSC charges which are 1.25% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

                                        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                                          [GRAPHIC OMITTED]

        Phoenix Market Neutral Fund  Phoenix Market Neutral Fund  Phoenix Market Neutral Fund                      Citigroup 90-Day
                 Class A5                     Class B5                     Class C5             S&P 500(R)Index  Treasury Bill Index
5/1/98             $9,425                      $10,000                     $10,000                  $10,000            $10,000
10/30/98           $9,009                       $9,533                      $9,515                   $9,886            $10,281
10/29/99           $8,973                       $9,435                      $9,408                  $12,435            $10,759
10/31/00           $8,735                       $9,117                      $9,097                  $13,187            $11,376
10/31/01           $9,773                      $10,125                     $10,107                   $9,902            $11,918
10/31/02          $10,931                      $11,250                     $11,220                   $8,406            $12,138
10/31/03          $10,298                      $10,520                     $10,497                  $10,157            $12,279
10/29/04          $10,407                      $10,557                     $10,535                  $11,113            $12,413

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a six year period. CDSC charges for C shares are 1.25% in the first year and 0% thereafter.

5 This chart  illustrates  the  application  of initial sales charges on Class A
  Shares and applicable CDSC charges for Class B and Class C Shares since inception.

  For information regarding the indexes, see the glossary on page 3.

  ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

Phoenix Market Neutral Fund

                   ---------------------------------------
                   SECTOR WEIGHTINGS              10/31/04
                   ---------------------------------------
                    As a percentage of Long Positions (1)

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                   Financials                         25%
                   Information Technology             16
                   Consumer Discretionary             16
                   Industrials                        15
                   Health Care                         7
                   Energy                              6
                   Utilities                           5
                   Other                              10


                     As a percentage of Short Positions (1)

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                   Financials                         25%
                   Information Technology             17
                   Consumer Discretionary             16
                   Industrials                        15
                   Health Care                         7
                   Utilities                           6
                   Energy                              5
                   Other                               9


1 For information regarding position definitions see the glossary on page 3.

Phoenix Market Neutral Fund


ABOUT YOUR FUND'S EXPENSES
   As a shareholder of the Market Neutral Fund, you incur two types of costs:
(1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

                                 Beginning            Ending       Expenses Paid
Market Neutral Fund            Account Value      Account Value        During
      Class A                   May 1, 2004     October 31, 2004       Period*
------------------------       -------------    ----------------   -------------
Actual                           $1,000.00          $1,033.20          $11.40
Hypothetical (5% return
  before expenses)                1,000.00           1,013.78           11.36

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 2.23%,
 EXCLUDING DIVIDENDS ON SHORT-SALES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED OCTOBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 1.05%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT OCTOBER 31, 2004 OF $1,010.50.

                                 Beginning            Ending       Expenses Paid
Market Neutral Fund            Account Value      Account Value        During
      Class B                   May 1, 2004     October 31, 2004       Period*
------------------------       -------------    ----------------   -------------
Actual                           $1,000.00          $1,030.10          $15.05
Hypothetical (5% return
  before expenses)                1,000.00           1,010.16           15.01

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.95%,
 EXCLUDING DIVIDENDS ON SHORT-SALES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED OCTOBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 0.36%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT OCTOBER 31, 2004 OF $1,003.60.

                                 Beginning            Ending       Expenses Paid
Market Neutral Fund            Account Value      Account Value        During
      Class C                   May 1, 2004     October 31, 2004       Period*
------------------------       -------------    ----------------   -------------
Actual                           $1,000.00          $1,030.30          $15.01
Hypothetical (5% return
  before expenses)                1,000.00           1,010.16           14.97

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.94%,
 EXCLUDING DIVIDENDS ON SHORT-SALES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED OCTOBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 0.36%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT OCTOBER 31, 2004 OF $1,003.60.

Phoenix Market Neutral Fund

--------------------------------------------------------------------------------
   TEN LARGEST HOLDINGS AT OCTOBER 31, 2004 (AS A PERCENTAGE OF NET ASSETS)(f)
--------------------------------------------------------------------------------
      1. Citrix Systems, Inc.                                     0.8%
      2. Amdocs Ltd.                                              0.7%
      3. Cree, Inc.                                               0.7%
      4. Boston Properties, Inc.                                  0.7%
      5. Commerce Bancorp, Inc.                                   0.7%
      6. Sara Lee Corp.                                           0.7%
      7. LTC Properties, Inc.                                     0.7%
      8. Xerox Corp.                                              0.7%
      9. Dow Chemical Co. (The)                                   0.7%
     10. Varian Semiconductor Equipment Associates, Inc.          0.7%
--------------------------------------------------------------------------------

      SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT AT OCTOBER 31, 2004

                                                       SHARES       VALUE
                                                      -------   -------------
DOMESTIC COMMON STOCKS--91.9%

AEROSPACE & DEFENSE--1.5%
Curtiss-Wright Corp. ................................   9,500   $     530,195
Esterline Technologies Corp.(b) .....................  15,700         496,120
United Industrial Corp. .............................  20,600         659,200
                                                                -------------
                                                                    1,685,515
                                                                -------------
APPAREL RETAIL--0.7%
Men's Wearhouse, Inc. (The)(b) ......................  20,600         640,248
Stage Stores, Inc.(b) ...............................   3,400         122,434
                                                                -------------
                                                                      762,682
                                                                -------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
Kenneth Cole Productions, Inc. Class A ..............   8,300         219,950
Liz Claiborne, Inc. .................................  17,700         723,576
                                                                -------------
                                                                      943,526
                                                                -------------
APPLICATION SOFTWARE--2.4%
Amdocs Ltd.(b) ......................................  31,600         794,740
Citrix Systems, Inc.(b) .............................  33,700         813,181
MICROS Systems, Inc.(b) .............................   3,500         206,920
MRO Software, Inc.(b) ...............................  44,600         486,140
QAD, Inc. ...........................................  39,100         298,724
                                                                -------------
                                                                    2,599,705
                                                                -------------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Affiliated Managers Group, Inc.(b) ..................   7,350         410,424

AUTOMOBILE MANUFACTURERS--0.6%
Ford Motor Co. ......................................  50,100         652,803

BIOTECHNOLOGY--3.2%
Celgene Corp.(b) ....................................  23,400         693,108
Exelixis, Inc.(b) ...................................  16,900         150,410
Gen-Probe, Inc.(b) ..................................  20,400         714,816
Gilead Sciences, Inc.(b) ............................  20,600         713,378


                                                       SHARES       VALUE
                                                      -------   -------------
BIOTECHNOLOGY--CONTINUED
Lexicon Genetics, Inc.(b) ...........................  84,300   $     548,793
United Therapeutics Corp.(b) ........................  22,200         693,972
                                                                -------------
                                                                    3,514,477
                                                                -------------
BREWERS--0.7%
Coors (Adolph) Co. Class B ..........................  10,600         707,020

BROADCASTING & CABLE TV--2.6%
Emmis Communications Corp. Class A(b) ...............  37,300         697,510
Entravision Communications Corp.  Class A(b) ........  93,200         750,260
Mediacom Communications Corp. Class A(b) ............  72,600         475,530
Salem Communications Corp.(b) .......................   7,700         192,500
Sinclair Broadcast Group, Inc. Class A ..............  98,800         691,600
TiVo, Inc.(b) .......................................   5,500          36,987
                                                                -------------
                                                                    2,844,387
                                                                -------------
BUILDING PRODUCTS--1.3%
ElkCorp .............................................  25,900         729,085
USG Corp.(b) ........................................  32,300         723,197
                                                                -------------
                                                                    1,452,282
                                                                -------------
CASINOS & GAMING--1.4%
Harrah's Entertainment, Inc. ........................   7,200         421,344
MGM Mirage(b) .......................................  13,300         715,540
MTR Gaming Group, Inc.(b) ...........................  18,500         166,500
Multimedia Games, Inc.(b) ...........................  15,000         198,000
                                                                -------------
                                                                    1,501,384
                                                                -------------
COMMUNICATIONS EQUIPMENT--0.6%
Plantronics, Inc. ...................................  15,500         674,250

COMPUTER & ELECTRONICS RETAIL--1.3%
Electronics Boutique Holdings Corp.(b) ..............  22,300         761,322
RadioShack Corp. ....................................  23,600         706,348
                                                                -------------
                                                                    1,467,670
                                                                -------------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES       VALUE
                                                      -------   -------------
COMPUTER STORAGE & PERIPHERALS--0.6%
Emulex Corp.(b) .....................................  65,400   $     687,354

CONSTRUCTION & ENGINEERING--1.1%
Granite Construction, Inc. ..........................  20,600         500,168
Perini Corp.(b) .....................................  43,200         682,560
                                                                -------------
                                                                    1,182,728
                                                                -------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.2%
ASV, Inc.(b) ........................................  17,900         647,980
Cummins, Inc. .......................................   9,300         651,744
                                                                -------------
                                                                    1,299,724
                                                                -------------
CONSUMER FINANCE--0.9%
WFS Financial, Inc.(b) ..............................  13,500         594,810
World Acceptance Corp.(b) ...........................  18,400         430,560
                                                                -------------
                                                                    1,025,370
                                                                -------------
DATA PROCESSING & OUTSOURCED SERVICES--1.9%
Computer Sciences Corp.(b) ..........................  14,400         715,248
Convergys Corp.(b) ..................................  52,400         681,724
First Data Corp. ....................................  17,400         718,272
                                                                -------------
                                                                    2,115,244
                                                                -------------
DISTILLERS & VINTNERS--0.7%
Constellation Brands, Inc. Class A(b) ...............  19,000         745,370

DIVERSIFIED CHEMICALS--0.7%
Dow Chemical Co. (The) ..............................  17,100         768,474

DIVERSIFIED COMMERCIAL SERVICES--3.0%
ABM Industries, Inc. ................................  35,600         738,700
Century Business Services, Inc.(b) ..................   6,499          28,791
FTI Consulting, Inc.(b) .............................  24,400         457,744
ITT Educational Services, Inc.(b) ...................  19,000         722,190
Pre-Paid Legal Services, Inc.(b) ....................  21,200         591,268
Schawk, Inc. ........................................   5,700          94,734
West Corp.(b) .......................................  23,700         666,444
                                                                -------------
                                                                    3,299,871
                                                                -------------
ELECTRIC UTILITIES--2.7%
Alliant Energy Corp. ................................  26,300         693,794
Exelon Corp. ........................................  19,300         764,666
Northeast Utilities .................................  37,500         724,875
NSTAR ...............................................  15,000         742,050
                                                                -------------
                                                                    2,925,385
                                                                -------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Hubbell, Inc. Class B ...............................  15,400         704,088


                                                       SHARES       VALUE
                                                      -------   -------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
Amphenol Corp. Class A(b) ...........................  21,300   $     731,229
Technitrol, Inc.(b) .................................  41,200         672,384
                                                                -------------
                                                                    1,403,613
                                                                -------------
ELECTRONIC MANUFACTURING SERVICES--1.0%
Methode Electronics, Inc. ...........................  36,667         492,438
TTM Technologies, Inc.(b) ...........................  59,000         552,535
                                                                -------------
                                                                    1,044,973
                                                                -------------
EMPLOYMENT SERVICES--1.3%
Gevity HR, Inc. .....................................  19,300         343,733
Labor Ready, Inc.(b) ................................  27,600         396,060
Volt Information Sciences, Inc.(b) ..................  24,100         700,105
                                                                -------------
                                                                    1,439,898
                                                                -------------
ENVIRONMENTAL SERVICES--0.7%
Waste Connections, Inc.(b) ..........................  23,050         726,536

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Monsanto Co. ........................................  12,300         525,825

FOREST PRODUCTS--0.6%
Louisiana-Pacific Corp. .............................  27,800         681,378

GAS UTILITIES--0.7%
AGL Resources, Inc. .................................  23,900         745,680

HEALTH CARE EQUIPMENT--1.2%
Respironics, Inc.(b) ................................  13,500         689,715
STERIS Corp.(b) .....................................  31,300         648,849
                                                                -------------
                                                                    1,338,564
                                                                -------------
HEALTH CARE SERVICES--0.6%
Cross Country Healthcare, Inc.(b) ...................  21,300         315,879
RehabCare Group, Inc.(b) ............................  12,900         296,184
                                                                -------------
                                                                      612,063
                                                                -------------
HEALTH CARE SUPPLIES--1.1%
Arrow International, Inc. ...........................  20,100         574,157
DJ Orthopedics, Inc.(b) .............................  38,500         656,425
                                                                -------------
                                                                    1,230,582
                                                                -------------
HOMEBUILDING--0.8%
M/I Homes, Inc. .....................................  10,300         442,900
Standard-Pacific Corp. ..............................   7,200         404,280
                                                                -------------
                                                                      847,180
                                                                -------------
HOUSEHOLD APPLIANCES--0.6%
Whirlpool Corp. .....................................  11,700         687,375


                        See Notes to Financial Statements

Phoenix Market Neutral Fund


                                                       SHARES       VALUE
                                                      -------   -------------
HOUSEHOLD PRODUCTS--0.6%
Procter & Gamble Co. (The) ..........................  12,700   $     649,986

INDUSTRIAL MACHINERY--0.9%
Manitowoc Co., Inc. (The) ...........................  14,700         518,910
Reliance Steel & Aluminum Co. .......................  14,800         507,936
                                                                -------------
                                                                    1,026,846
                                                                -------------
INSURANCE BROKERS--0.7%
Gallagher (Arthur J.) & Co. .........................  25,500         716,550

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
Cincinnati Bell, Inc.(b) ............................ 203,000         692,230
CT Communications, Inc. .............................   3,900          48,828
General Communication, Inc. Class A(b) ..............  46,914         429,732
                                                                -------------
                                                                    1,170,790
                                                                -------------
INTERNET SOFTWARE & SERVICES--1.1%
Retek, Inc.(b) ......................................  86,100         475,272
Webex Communications, Inc.(b) .......................  31,200         686,400
                                                                -------------
                                                                    1,161,672
                                                                -------------
INVESTMENT BANKING & BROKERAGE--0.4%
E*TRADE Financial Corp.(b) ..........................  34,300         442,470

IT CONSULTING & OTHER SERVICES--0.7%
Perot Systems Corp. Class A(b) ......................  45,100         722,953

LEISURE PRODUCTS--0.6%
Alliance Gaming Corp.(b) ............................  68,000         629,000

MOVIES & ENTERTAINMENT--0.6%
Walt Disney Co. (The) ...............................  27,700         698,594

MULTI-UTILITIES & UNREGULATED POWER--1.3%
ONEOK, Inc. .........................................  28,500         764,370
Questar Corp. .......................................  14,500         696,000
                                                                -------------
                                                                    1,460,370
                                                                -------------
OFFICE ELECTRONICS--0.7%
Xerox Corp.(b) ......................................  52,100         769,517

OIL & GAS EQUIPMENT & SERVICES--2.0%
BJ Services Co. .....................................  14,500         739,500
Hydril Co. LP(b) ....................................  16,000         703,840
Oceaneering International, Inc.(b) ..................  19,900         707,445
                                                                -------------
                                                                    2,150,785
                                                                -------------
OIL & GAS EXPLORATION & PRODUCTION--3.2%
Berry Petroleum Co. Class A .........................  18,100         690,515
Houston Exploration Co. (The)(b) ....................  12,700         744,220
Pogo Producing Co. ..................................  13,900         637,315


                                                       SHARES       VALUE
                                                      -------   -------------
OIL & GAS EXPLORATION & PRODUCTION--CONTINUED
Southwestern Energy Co.(b) ..........................  16,200   $     744,228
St. Mary Land & Exploration Co. .....................  15,600         615,108
                                                                -------------
                                                                    3,431,386
                                                                -------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.7%
Williams Cos., Inc. (The) ...........................  60,400         755,604

PACKAGED FOODS & MEATS--1.7%
Flowers Foods, Inc. .................................  24,200         613,712
Sanderson Farms, Inc. ...............................  15,900         516,591
Sara Lee Corp. ......................................  33,300         775,224
                                                                -------------
                                                                    1,905,527
                                                                -------------
PAPER PRODUCTS--1.3%
MeadWestvaco Corp. ..................................  23,800         750,414
Wausau-Mosinee Paper Corp. ..........................  43,300         677,212
                                                                -------------
                                                                    1,427,626
                                                                -------------
PHARMACEUTICALS--0.6%
Kos Pharmaceuticals, Inc.(b) ........................  17,700         631,890

PROPERTY & CASUALTY INSURANCE--2.1%
Berkley (W.R.) Corp. ................................  15,000         641,100
LandAmerica Financial Group, Inc. ...................  14,200         695,090
Navigators Group, Inc. (The)(b) .....................   3,520         103,805
Ohio Casualty Corp.(b) ..............................  35,200         734,976
Zenith National Insurance Corp. .....................   2,300          94,461
                                                                -------------
                                                                    2,269,432
                                                                -------------
PUBLISHING & PRINTING--0.4%
Belo Corp. Class A ..................................  19,400         451,050

RAILROADS--1.3%
Burlington Northern Santa Fe Corp. ..................  16,600         694,046
Norfolk Southern Corp. ..............................  20,700         702,765
                                                                -------------
                                                                    1,396,811
                                                                -------------
REGIONAL BANKS--6.1%
1st Source Corp. ....................................  10,400         281,944
Alabama National Bancorp ............................   1,000          63,900
Bank of Hawaii Corp. ................................  15,000         716,250
City Holdings Co. ...................................   3,200         110,880
Columbia Banking System, Inc. .......................   8,810         215,845
Commerce Bancorp, Inc. ..............................  13,200         781,968
First Republic Bank .................................   3,300         159,060
Glacier Bancorp, Inc. ...............................  23,725         750,896
Hudson United Bancorp ...............................  17,900         712,420
Independent Bank Corp. ..............................  21,620         587,416
Oriental Financial Group, Inc. ......................  14,600         413,618


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES       VALUE
                                                      -------   -------------
REGIONAL BANKS--CONTINUED
South Financial Group, Inc. (The) ...................  23,166   $     695,443
Trustmark Corp. .....................................  23,700         747,261
U.S.B. Holding Co., Inc. ............................   2,622          71,266
United Bankshares, Inc. .............................   8,200         300,694
                                                                -------------
                                                                    6,608,861
                                                                -------------
REINSURANCE--0.4%
Arch Capital Group Ltd.(b) ..........................  10,197         383,101

REITS--8.0%
AMB Property Corp. ..................................  19,000         712,500
Boston Properties, Inc. .............................  13,200         788,304
CBL & Associates Properties, Inc. ...................  10,600         694,830
Developers Diversified Realty Corp. .................  16,500         689,700
Friedman, Billings, Ramsey Group, Inc. Class A ......  37,000         634,180
Highwoods Properties, Inc. ..........................  29,700         736,857
Kilroy Realty Corp. .................................  18,300         727,425
LTC Properties, Inc. ................................  40,700         769,637
Manufactured Home Communities, Inc. .................  20,500         707,045
Newcastle Investment Corp. ..........................  22,700         694,847
Parkway Properties, Inc. ............................   3,700         187,886
Pennsylvania Real Estate Investment Trust ...........  18,000         729,900
Saul Centers, Inc. ..................................  21,100         685,750
                                                                -------------
                                                                    8,758,861
                                                                -------------
SEMICONDUCTOR EQUIPMENT--1.3%
Photronics, Inc.(b) .................................  35,300         619,515
Varian Semiconductor Equipment Associates, Inc.(b) ..  22,100         764,881
                                                                -------------
                                                                    1,384,396
                                                                -------------
SEMICONDUCTORS--2.7%
Broadcom Corp. Class A(b) ...........................  26,000         703,300
Cree, Inc.(b) .......................................  23,000         793,730
Micrel, Inc.(b) .....................................  66,900         751,287
Pixelworks, Inc.(b) .................................  65,400         738,366
                                                                -------------
                                                                    2,986,683
                                                                -------------
SPECIALTY CHEMICALS--0.6%
Arch Chemicals, Inc. ................................  24,600         697,410

SPECIALTY STORES--3.8%
Barnes & Noble, Inc.(b) .............................  19,000         632,130
Borders Group, Inc. .................................  28,400         647,236
Brookstone, Inc.(b) .................................  37,200         712,752
Build-A-Bear-Workshop, Inc.(b) ......................     100           2,441
Claire's Stores, Inc. ...............................  27,600         718,152
Office Depot, Inc.(b) ...............................  44,900         726,931
Pep Boys-Manny, Moe & Jack (The) ....................  46,500         661,230
                                                                -------------
                                                                    4,100,872
                                                                -------------


                                                       SHARES       VALUE
                                                      -------   -------------
SYSTEMS SOFTWARE--0.7%
Progress Software Corp.(b) ..........................  32,900   $     653,394
Quality Systems, Inc.(b) ............................   1,100          55,704
                                                                -------------
                                                                      709,098
                                                                -------------
THRIFTS & MORTGAGE FINANCE--3.6%
Anchor BanCorp Wisconsin, Inc. ......................  25,200         653,688
Fannie Mae ..........................................   9,400         659,410
Flushing Financial Corp. ............................  19,549         376,709
Harbor Florida Bancshares, Inc. .....................  12,100         387,684
IndyMac Bancorp, Inc. ...............................  19,400         625,844
New York Community Bancorp, Inc. ....................  31,533         578,946
Sovereign Bancorp, Inc. .............................  31,500         681,975
                                                                -------------
                                                                    3,964,256
                                                                -------------
TRUCKING--0.6%
Swift Transportation Co., Inc.(b) ...................  36,400         687,960

WIRELESS TELECOMMUNICATION SERVICES--0.7%
Western Wireless Corp. Class A(b) ...................  24,900         725,586
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $92,388,212)                                     100,129,343
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--1.2%

AUTO PARTS & EQUIPMENT--0.5%
Autoliv, Inc. (Sweden) ..............................  12,500         534,375

FOOD DISTRIBUTORS--0.0%
Telefonica Moviles S.A. (Argentina)(b)(c)(e) ........   1,400               0

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A. (Argentina)(b)(c)(e) .   1,400               0

PROPERTY & CASUALTY INSURANCE--0.7%
ACE Ltd. (United States) ............................  19,500         742,170
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,146,737)                                        1,276,545
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.1%
(IDENTIFIED COST $93,534,949)                                     101,405,888
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)       VALUE
                                          -----------  ------   -------------
SHORT-TERM INVESTMENTS--6.6%

COMMERCIAL PAPER--6.6%
Cafco LLC 1.84%, 11/1/04 .................    A-1+     $4,310   $   4,310,000
Bristol-Myers Squibb Co. 1.77%, 11/3/04 ..    A-1       2,935       2,934,711
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,244,711)                                        7,244,711
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $100,779,660)                                    108,650,599(a)


SECURITIES SOLD SHORT--(93.3)%
(PROCEEDS $97,342,487)                                           (101,655,378)

Other assets and liabilities, net--93.6%                          101,965,530
                                                                -------------
NET ASSETS--100.0%                                              $ 108,960,751
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,509,783 and gross depreciation of $3,064,617 for federal income tax purposes. At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $101,205,433.
(b) Non-income producing.
(c) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2004, these securities amounted to a value of $0 or 0.0% of net assets.
(d) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2I "Foreign security country determination" in the Notes to Financial Statements.
(e) Restricted security. For acquisition information, please see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(f) Table excludes short-term investments and securities sold short.

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES       VALUE
                                                      -------    ------------
SECURITIES SOLD SHORT--93.3%

COMMON STOCKS--93.3%

AEROSPACE & DEFENSE--0.7%
EDO Corp. ...........................................  26,900    $    752,662

AIR FREIGHT & COURIERS--0.6%
Robinson (C.H.) Worldwide, Inc. .....................  13,000         701,220

APPAREL RETAIL--1.3%
Burlington Coat Factory Warehouse Corp. .............  27,900         615,753
Deb Shops, Inc. .....................................   4,278         103,656
Payless ShoeSource, Inc. ............................  68,800         654,288
                                                                 ------------
                                                                    1,373,697
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
Polo Ralph Lauren Corp. .............................  19,500         720,135

APPLICATION SOFTWARE--2.2%
Cadence Design Systems, Inc. ........................  56,700         705,348
Manhattan Associates, Inc. ..........................  28,400         584,188
Manugistics Group, Inc. ............................. 125,700         320,535
Mercury Interactive Corp. ...........................  18,200         790,426
                                                                 ------------
                                                                    2,400,497
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.0%
Gabelli Asset Management, Inc. Class A ..............   9,600         442,560
Waddell & Reed Financial, Inc. Class A ..............  32,100         674,421
                                                                 ------------
                                                                    1,116,981
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.6%
General Motors Corp. ................................  16,700         643,785

BIOTECHNOLOGY--3.7%
Alkermes, Inc. ......................................  60,100         743,437
Cell Genesys, Inc. ..................................  65,700         430,992
CuraGen Corp. .......................................  30,300         149,379
Enzo Biochem, Inc. ..................................  39,990         707,423
ICOS Corp. ..........................................  32,000         720,640
Ligand Pharmaceuticals, Inc. Class B ................  62,300         555,405
MedImmune, Inc. .....................................  25,800         733,236
                                                                 ------------
                                                                    4,040,512
                                                                 ------------
BREWERS--0.7%
Anheuser-Busch Cos., Inc. ...........................  14,200         709,290

BROADCASTING & CABLE TV--2.7%
Cablevision Systems New York Group Class A ..........  24,200         498,036
Crown Media Holdings, Inc. Class A ..................   3,918          35,282
Cumulus Media, Inc. Class A .........................  48,800         793,000
Radio One, Inc. Class D .............................  49,000         719,810


                                                       SHARES       VALUE
                                                      -------    ------------
BROADCASTING & CABLE TV--CONTINUED
Spanish Broadcasting System, Inc. Class A ...........  18,200    $    184,184
United GlobalCom, Inc. Class A ......................  92,600         692,648
                                                                 ------------
                                                                    2,922,960
                                                                 ------------
BUILDING PRODUCTS--1.2%
Apogee Enterprises, Inc. ............................  50,800         650,748
Simpson Manufacturing Co., Inc. .....................  10,900         700,652
                                                                 ------------
                                                                    1,351,400
                                                                 ------------
CASINOS & GAMING--2.1%
Aztar Corp. .........................................  22,500         696,375
Churchill Downs, Inc. ...............................   5,620         213,504
Dover Downs Gaming & Entertainment, Inc. ............  16,300         163,652
International Game Technology .......................  21,900         723,576
Wynn Resorts Ltd. ...................................   7,500         436,125
                                                                 ------------
                                                                    2,233,232
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.9%
3Com Corp. .......................................... 175,200         725,328
PC-Tel, Inc. ........................................  28,300         218,193
                                                                 ------------
                                                                      943,521
                                                                 ------------
COMPUTER HARDWARE--0.6%
Pinnacle Systems, Inc. .............................. 145,200         676,632

COMPUTER STORAGE & PERIPHERALS--0.2%
Iomega Corp. ........................................  47,300         217,580

CONSTRUCTION & ENGINEERING--1.2%
EMCOR Group, Inc. ...................................  13,300         526,281
Washington Group International, Inc. ................  21,900         763,653
                                                                 ------------
                                                                    1,289,934
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.1%
NACCO Industries, Inc. Class A ......................   5,400         504,684
Navistar International Corp. ........................  18,500         639,175
                                                                 ------------
                                                                    1,143,859
                                                                 ------------
CONSUMER FINANCE--1.1%
Credit Acceptance Corp. .............................  25,700         569,769
Providian Financial Corp. ...........................  41,800         649,990
                                                                 ------------
                                                                    1,219,759
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.0%
Electronic Data Systems Corp. .......................  34,800         740,196
Paychex, Inc. .......................................  21,400         701,792
Total System Services, Inc. .........................  30,500         719,800
                                                                 ------------
                                                                    2,161,788
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES       VALUE
                                                      -------    ------------
DISTILLERS & VINTNERS--0.6%
Brown-Forman Corp. Class B ..........................  15,600    $    700,440

DISTRIBUTORS--0.5%
Genuine Parts Co. ...................................  13,200         526,548

DIVERSIFIED CHEMICALS--0.7%
Du Pont (E.I.) de Nemours & Co. .....................  16,800         720,216

DIVERSIFIED COMMERCIAL SERVICES--3.1%
Charles River Associates, Inc. ......................     600          24,108
ChoicePoint, Inc. ...................................  16,300         678,569
Corporate Executive Board Co. (The) .................   8,300         528,295
DeVry, Inc. .........................................  36,500         532,900
Learning Tree International, Inc. ...................  20,200         278,356
PRG-Schultz International, Inc. ..................... 114,800         594,664
Tetra Tech, Inc. ....................................  56,300         739,782
                                                                 ------------
                                                                    3,376,674
                                                                 ------------
ELECTRIC UTILITIES--2.0%
American Electric Power Co., Inc. ...................  21,400         704,702
Pinnacle West Capital Corp. .........................  17,900         762,898
TECO Energy, Inc. ...................................  53,500         749,000
                                                                 ------------
                                                                    2,216,600
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
Smith (A.O.) Corp. ..................................  29,200         774,968
Woodward Governor Co. ...............................   8,300         502,565
                                                                 ------------
                                                                    1,277,533
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.8%
AVX Corp. ...........................................  56,900         682,800
National Instruments Corp. ..........................  27,050         744,686
Photon Dynamics, Inc. ...............................  27,400         501,420
                                                                 ------------
                                                                    1,928,906
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--1.2%
KEMET Corp. .........................................  91,000         706,160
Park Electrochemical Corp. ..........................  28,400         596,684
                                                                 ------------
                                                                    1,302,844
                                                                 ------------
EMPLOYMENT SERVICES--0.9%
Korn Ferry International ............................  20,390         354,786
Resources Connection, Inc. ..........................     739          31,023
Spherion Corp. ......................................  89,000         639,910
                                                                 ------------
                                                                    1,025,719
                                                                 ------------
ENVIRONMENTAL SERVICES--0.6%
Stericycle, Inc. ....................................  15,200         689,016

FOOTWEAR--0.2%
Stride Rite Corp. (The) .............................  23,600         244,260


                                                       SHARES       VALUE
                                                      -------    ------------
GAS UTILITIES--1.2%
Cascade Natural Gas Corp. ...........................  32,900    $    666,554
Nicor, Inc. .........................................  18,500         694,120
                                                                 ------------
                                                                    1,360,674
                                                                 ------------
HEALTH CARE EQUIPMENT--1.2%
INAMED Corp. ........................................  14,150         752,072
Wright Medical Group, Inc. ..........................  20,300         524,349
                                                                 ------------
                                                                    1,276,421
                                                                 ------------
HEALTH CARE SERVICES--0.7%
Advisory Board Co. (The) ............................  10,600         345,348
Specialty Laboratories, Inc. ........................  38,600         374,806
                                                                 ------------
                                                                      720,154
                                                                 ------------
HEALTH CARE SUPPLIES--1.2%
Edwards Lifesciences Corp. ..........................  19,400         663,092
Regeneration Technologies, Inc. .....................  81,800         633,950
                                                                 ------------
                                                                    1,297,042
                                                                 ------------
HOMEBUILDING--0.6%
Toll Brothers, Inc. .................................   8,300         384,705
William Lyon Homes, Inc. ............................   4,600         317,170
                                                                 ------------
                                                                      701,875
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.7%
Carnival Corp. Class A ..............................  14,100         712,896

HOUSEHOLD APPLIANCES--0.7%
Maytag Corp. ........................................  42,400         737,760

HOUSEHOLD PRODUCTS--0.6%
Colgate-Palmolive Co. ...............................  13,600         606,832

INDUSTRIAL MACHINERY--1.7%
EnPro Industries, Inc. ..............................  23,300         511,668
JLG Industries, Inc. ................................  42,500         708,900
Watts Water Technologies, Inc. Class A ..............  25,300         656,282
                                                                 ------------
                                                                    1,876,850
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
IDT Corp. Class B ...................................  50,400         696,528
North Pittsburgh Systems, Inc. ......................   2,000          41,240
SureWest Communications .............................  13,721         388,785
                                                                 ------------
                                                                    1,126,553
                                                                 ------------
INTERNET SOFTWARE & SERVICES--1.5%
FindWhat.Com ........................................  32,000         641,600
Interwoven, Inc. ....................................  48,600         440,802
Openwave Systems, Inc. ..............................  49,400         581,438
                                                                 ------------
                                                                    1,663,840
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES       VALUE
                                                      -------    ------------
INVESTMENT BANKING & BROKERAGE--0.5%
Jefferies Group, Inc. ...............................  12,600    $    505,638

IT CONSULTING & OTHER SERVICES--0.7%
Unisys Corp. ........................................  71,000         754,020

MULTI-LINE INSURANCE--0.7%
Allmerica Financial Corp. ...........................  25,500         767,550

MULTI-UTILITIES & UNREGULATED POWER--1.9%
Dominion Resources, Inc. ............................  11,800         758,976
Equitable Resources, Inc. ...........................  10,000         553,000
Vectren Corp. .......................................  28,600         739,882
                                                                 ------------
                                                                    2,051,858
                                                                 ------------
OIL & GAS DRILLING--1.3%
Atwood Oceanics, Inc. ...............................  14,200         680,890
Noble Corp. .........................................  15,200         694,336
                                                                 ------------
                                                                    1,375,226
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.7%
SEACOR Holdings, Inc. ...............................  15,100         718,911

OIL & GAS EXPLORATION & PRODUCTION--2.3%
Denbury Resources, Inc. .............................  25,500         632,400
Encore Acquisition Co. ..............................  19,900         649,735
Spinnaker Exploration Co. ...........................  18,400         587,328
XTO Energy, Inc. ....................................  20,400         680,952
                                                                 ------------
                                                                    2,550,415
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.7%
El Paso Corp. .......................................  80,900         723,246

PACKAGED FOODS & MEATS--1.9%
ConAgra Foods, Inc. .................................  28,700         757,680
Del Monte Foods Co. .................................  68,400         730,512
Tootsie Roll Industries, Inc. .......................  19,800         600,336
                                                                 ------------
                                                                    2,088,528
                                                                 ------------
PAPER PRODUCTS--1.3%
Bowater, Inc. .......................................  20,000         736,800
Glatfelter, (P.H.) Co. ..............................  58,400         725,912
                                                                 ------------
                                                                    1,462,712
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--2.4%
Baldwin & Lyons, Inc. Class B .......................   2,800          70,224
CNA Financial Corp. .................................  29,100         695,490
Erie Indemnity Co. Class A ..........................  13,300         666,596
Harleysville Group, Inc. ............................  17,539         365,337
Midland Co. (The) ...................................   3,590          99,192
Old Republic International Corp. ....................  28,700         670,145
                                                                 ------------
                                                                    2,566,984
                                                                 ------------


                                                       SHARES       VALUE
                                                      -------    ------------
PUBLISHING & PRINTING--0.4%
Lee Enterprises, Inc. ...............................  10,500    $    486,360

RAILROADS--1.4%
CSX Corp. ...........................................  19,700         719,050
Union Pacific Corp. .................................  12,300         774,531
                                                                 ------------
                                                                    1,493,581
                                                                 ------------
REGIONAL BANKS--5.1%
Cullen/Frost Bankers, Inc. ..........................  16,200         793,800
First Commonwealth Financial Corp. ..................  41,200         598,224
First Financial Corp. ...............................   2,200          69,498
Fulton Financial Corp. ..............................  30,520         654,959
Midwest Banc Holdings, Inc. .........................  12,200         253,272
Park National Corp. .................................   5,900         766,410
Peoples Bancorp, Inc. ...............................  12,200         342,210
Riggs National Corp. ................................  12,500         263,875
Sandy Spring Bancorp, Inc. ..........................   2,000          69,160
TrustCo. Bank Corp. NY ..............................   4,600          61,594
Valley National Bancorp .............................  27,200         771,392
Whitney Holding Corp. ...............................   6,600         287,826
Wilmington Trust Corp. ..............................  19,200         663,552
                                                                 ------------
                                                                    5,595,772
                                                                 ------------
REITS--7.5%
BRE Properties, Inc. Class A ........................  19,000         758,100
EastGroup Properties, Inc. ..........................  20,900         740,487
Health Care REIT, Inc. ..............................  20,000         720,000
iStar Financial, Inc. ...............................  18,100         749,702
Liberty Property Trust ..............................  16,900         685,295
Macerich Co. (The) ..................................  13,000         776,750
Post Properties, Inc. ...............................  24,400         782,996
RAIT Investment Trust ...............................  26,300         702,473
Ramco-Gershenson Properties Trust ...................  26,000         702,000
Shurgard Storage Centers, Inc. Class A ..............  17,400         690,780
Summit Properties, Inc. .............................  22,500         682,425
Town & Country Trust (The) ..........................   7,000         193,340
                                                                 ------------
                                                                    8,184,348
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--1.2%
Entegris, Inc. ......................................  66,800         618,234
FEI Co. .............................................  37,400         724,064
                                                                 ------------
                                                                    1,342,298
                                                                 ------------
SEMICONDUCTORS--2.6%
Intersil Corp. Class A ..............................  41,600         678,912
Lattice Semiconductor Corp. ......................... 140,000         695,800
Sigmatel, Inc. ......................................  25,100         740,450
Vitesse Semiconductor Corp. ......................... 274,600         746,912
                                                                 ------------
                                                                    2,862,074
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES       VALUE
                                                      -------    ------------
SPECIALTY CHEMICALS--1.0%
Crompton Corp. ......................................  70,500    $    655,650
Great Lakes Chemical Corp. ..........................  18,800         481,656
                                                                 ------------
                                                                    1,137,306
                                                                 ------------
SPECIALTY STORES--4.6%
Boise Cascade Corp. .................................  23,400         690,768
CarMax, Inc. ........................................  30,600         806,004
Cost Plus, Inc. .....................................  23,200         749,360
CSK Auto Corp. ......................................  42,800         626,592
Hancock Fabrics, Inc. ...............................  65,300         670,631
PETsMART, Inc. ......................................  23,600         754,728
Toys "R" Us, Inc. ...................................  41,100         740,211
                                                                 ------------
                                                                    5,038,294
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.7%
CDW Corp. ...........................................  12,400         769,172

THRIFTS & MORTGAGE FINANCE--5.2%
Astoria Financial Corp. .............................  19,000         742,710
City Bank ...........................................   4,800         184,032
Freddie Mac .........................................  10,500         699,300
Fremont General Corp. ...............................  30,700         660,050
Hudson City Bancorp, Inc. ...........................  19,600         716,184
KNBT Bancorp, Inc. ..................................  23,000         395,600
MAF Bancorp, Inc. ...................................  16,600         711,642
Partners Trust Financial Group, Inc. ................  32,600         331,868
Washington Federal, Inc. ............................  23,700         604,824
Waypoint Financial Corp. ............................  22,900         628,834
                                                                 ------------
                                                                    5,675,044
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
NII Holdings, Inc. ..................................  18,000         796,860
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(PROCEEDS $97,342,487)                                            101,655,294
-----------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                      -------    ------------
RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund Rights(b)(c) ..........     700    $         84
-----------------------------------------------------------------------------
TOTAL RIGHTS
(PROCEEDS $0)                                                              84
-----------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $97,342,487)                                           $101,655,378(a)
                                                                 ============

(a) Federal Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $4,366,407, and gross depreciation of $9,816,689 for federal income tax purposes. At October 31, 2004, the aggregate proceeds of securities sold short for federal income tax purposes was $(96,205,096).
(b) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2004, this security amounted to a value of $(84) or 0.0% of the net assets.
(c) Restricted security. For acquisition information, please see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004

ASSETS
Investment securities at value (Identified cost $100,779,660)      $108,650,599
Deposits with broker for securities sold short                      101,528,402
Cash                                                                      1,463
Receivables
   Fund shares sold                                                     748,673
   Dividends and interest                                               159,636
Prepaid expenses                                                         21,428
   Trustee retainer                                                       1,787
                                                                   ------------
     Total assets                                                   211,111,988
                                                                   ------------
LIABILITIES
Securities sold short at value (Proceeds $(97,342,487))             101,655,378
Payables
   Fund shares repurchased                                               80,495
   Investment securities purchased                                        2,000
   Investment advisory fee                                              136,842
   Dividends on short sales                                             103,506
   Distribution and service fees                                         49,844
   Transfer agent fee                                                    41,808
   Financial agent fee                                                    5,897
Accrued expenses                                                         75,467
                                                                   ------------
     Total liabilities                                              102,151,237
                                                                   ------------
NET ASSETS                                                         $108,960,751
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $124,764,786
Accumulated net realized loss                                       (19,362,083)
Net unrealized appreciation on investments                            7,870,939
Net unrealized depreciation on securities sold short                 (4,312,891)
                                                                   ------------
NET ASSETS                                                         $108,960,751
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $70,892,367)                   6,157,271
Net asset value per share                                                $11.51
Offering price per share $11.51/(1-5.75%)                                $12.21

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $12,289,864)                   1,089,368
Net asset value and offering price per share                             $11.28

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $25,778,520)                   2,296,963
Net asset value and offering price per share                             $11.22


                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2004

INVESTMENT INCOME
Dividends                                                          $  1,101,937
Interest                                                                917,901
Foreign taxes withheld                                                     (164)
                                                                   ------------
     Total investment income                                          2,019,674
                                                                   ------------
EXPENSES
Investment advisory fee                                               1,536,927
Service fees, Class A                                                   186,890
Service and Distribution fees, Class B                                  141,127
Service and Distribution fees, Class C                                  260,491
Financial agent fee                                                      66,477
Transfer agent                                                          174,662
Printing                                                                 55,504
Trustees                                                                 32,380
Professional                                                             28,269
Registration                                                             18,738
Custodian                                                                14,289
Miscellaneous                                                            26,523
                                                                   ------------
     Expenses before dividends on short sales                         2,542,277
     Dividends on short sales                                         1,244,092
                                                                   ------------
     Net expenses                                                     3,786,369
                                                                   ------------
NET INVESTMENT LOSS                                                  (1,766,695)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     20,048,226
Net realized loss on securities sold short                          (16,266,735)
Net change in unrealized appreciation (depreciation) on
   investments                                                       (5,853,917)
Net change in unrealized appreciation (depreciation) on
   securities sold short                                              4,111,322
                                                                   ------------
NET GAIN ON INVESTMENTS                                               2,038,896
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    272,201
                                                                   ============

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                         STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended         Year Ended
                                                                                      10/31/04           10/31/03
                                                                                    ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                     $ (1,766,695)      $ (2,325,087)
   Net realized gain (loss)                                                            3,781,491         (8,901,517)
   Net change in unrealized appreciation (depreciation)                               (1,742,595)         4,925,646
                                                                                    ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           272,201         (6,300,958)
                                                                                    ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (4,325,163 and 6,226,262 shares, respectively)       48,942,826         71,147,335
   Cost of shares repurchased (4,526,209 and 4,959,743 shares, respectively)         (50,823,176)       (56,821,101)
                                                                                    ------------       ------------
Total                                                                                 (1,880,350)        14,326,234
                                                                                    ------------       ------------
CLASS B
   Proceeds from sales of shares (98,576 and 754,798 shares, respectively)             1,093,670          8,590,368
   Cost of shares repurchased (464,629 and 578,976 shares, respectively)              (5,161,789)        (6,528,231)
                                                                                    ------------       ------------
Total                                                                                 (4,068,119)         2,062,137
                                                                                    ------------       ------------
CLASS C
   Proceeds from sales of shares (1,037,223 and 1,848,496 shares, respectively)       11,479,038         20,896,194
   Cost of shares repurchased (1,521,865 and 1,111,897 shares, respectively)         (16,731,345)       (12,512,580)
                                                                                    ------------       ------------
Total                                                                                 (5,252,307)         8,383,614
                                                                                    ------------       ------------
CLASS I
   Proceeds from sales of shares (0 and 3,086 shares, respectively)                           --             35,000
   Cost of shares repurchased (4,043 and 8,004 shares, respectively)                     (45,769)           (90,715)
                                                                                    ------------       ------------
Total                                                                                    (45,769)           (55,715)
                                                                                    ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         (11,246,545)        24,716,270
                                                                                    ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                             (10,974,344)        18,415,312

NET ASSETS
   Beginning of period                                                               119,935,095        101,519,783
                                                                                    ------------       ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $0 AND $0, RESPECTIVELY]                                                    $108,960,751       $119,935,095
                                                                                    ============       ============

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                  FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                              ----------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31
                                                              ----------------------------------------------------------
                                                               2004         2003         2002         2001         2000
Net asset value, beginning of period                          $11.39       $12.09       $10.95       $10.13       $10.68
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                             (0.16)       (0.23)       (0.16)        0.15         0.26
   Net realized and unrealized gain (loss)                      0.28        (0.47)        1.44         1.02        (0.55)
                                                              ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.12        (0.70)        1.28         1.17        (0.29)
                                                              ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                           --           --        (0.14)       (0.35)       (0.26)
                                                              ------       ------       ------       ------       ------
Change in net asset value                                       0.12        (0.70)        1.14         0.82        (0.55)
                                                              ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                $11.51       $11.39       $12.09       $10.95       $10.13
                                                              ======       ======       ======       ======       ======
Total return(1)                                                 1.05 %      (5.79)%      11.85 %      11.88%       (2.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $70,892      $72,428      $61,582      $10,930       $7,205

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (including dividends on
     short sales, after expense reimbursement)                  3.42 %       3.85 %       3.47 %       3.78%        4.15 %
   Net operating expenses (excluding dividends on
     short sales, after expense reimbursement)                  2.21 %       2.29 %       2.30 %       2.30%        2.33 %
   Gross operating expenses (including dividends on
     short sales, before expense reimbursement)                 3.42 %       3.85 %       3.68 %       4.16%        4.35 %
   Net investment income (loss)                                (1.45)%      (2.08)%      (1.33)%       1.42%        2.63 %
Portfolio turnover                                               175 %        329 %        456 %        192%         276 %

                                                                                          CLASS B
                                                              ----------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31
                                                              ----------------------------------------------------------
                                                               2004         2003         2002         2001         2000
Net asset value, beginning of period                          $11.24       $12.02       $10.87       $10.07       $10.62
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                             (0.24)       (0.31)       (0.23)        0.09         0.19
   Net realized and unrealized gain (loss)                      0.28        (0.47)        1.43         1.00        (0.55)
                                                              ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.04        (0.78)        1.20         1.09        (0.36)
                                                              ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                           --           --        (0.05)       (0.29)       (0.19)
                                                              ------       ------       ------       ------       ------
Change in net asset value                                       0.04        (0.78)        1.15         0.80        (0.55)
                                                              ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                $11.28       $11.24       $12.02       $10.87       $10.07
                                                              ======       ======       ======       ======       ======
Total return(1)                                                 0.36 %      (6.49)%      11.10 %      11.07%       (3.38)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $12,290      $16,359      $15,381       $9,857      $11,649

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (including dividends on
     short sales, after expense reimbursement)                  4.11 %       4.50 %       4.26 %       4.51%        4.85 %
   Net operating expenses (excluding dividends on
     short sales, after expense reimbursement)                  2.91 %       2.99 %       3.00 %       3.00%        3.03 %
   Gross operating expenses (including dividends on
     short sales, before expense reimbursement)                 4.11 %       4.50 %       4.61 %       4.87%        5.05 %
   Net investment income (loss)                                (2.15)%      (2.74)%      (2.02)%       0.85%        1.94 %
Portfolio turnover                                               175 %        329 %        456 %        192%         276 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                  FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS C
                                                              ----------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31
                                                              ----------------------------------------------------------
                                                               2004         2003         2002         2001         2000
Net asset value, beginning of period                          $11.18       $11.96       $10.83       $10.04       $10.59
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                             (0.24)       (0.31)       (0.23)        0.08         0.19
   Net realized and unrealized gain (loss)                      0.28        (0.47)        1.42         1.01        (0.55)
                                                              ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.04        (0.78)        1.19         1.09        (0.36)
                                                              ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                           --           --        (0.06)       (0.30)       (0.19)
                                                              ------       ------       ------       ------       ------
Change in net asset value                                       0.04        (0.78)        1.13         0.79        (0.55)
                                                              ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                $11.22       $11.18       $11.96       $10.83       $10.04
                                                              ======       ======       ======       ======       ======
Total return(1)                                                 0.36 %      (6.44)%      11.01 %      11.11%       (3.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $25,779      $31,102      $24,449       $7,531       $6,886

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (including dividends on
     short sales, after expense reimbursement)                  4.12 %       4.54 %       4.22 %       4.50%        4.83 %
   Net operating expenses (excluding dividends on
     short sales, after expense reimbursement)                  2.91 %       2.99 %       3.00 %       3.00%        3.03 %
   Gross operating expenses (including dividends on
     short sales, before expense reimbursement)                 4.12 %       4.54 %       4.51 %       4.86%        5.03 %
   Net investment income (loss)                                (2.15)%      (2.77)%      (2.02)%       0.81%        1.93 %
Portfolio turnover                                               175 %        329 %        456 %        192%         276 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004


1. ORGANIZATION
   Phoenix Portfolios (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently one fund, the Market Neutral Fund (the "Fund"), is offered for sale. The Fund is diversified and has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.
   The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value.
   As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based on current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (CONTINUED)

period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. SHORT SALES:
   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund. At October 31, 2004, the value of securities sold short amounted to $101,655,378 against which collateral of $202,934,290 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short appreciate in value, thereby increasing potential losses.

G. BORROWINGS:
   The Fund is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000, bearing an annual interest rate equal to the Federal Funds Rate plus 1% on any borrowings. The Fund has not had to use the Line of Credit since it became a participant on December 16, 1998. If the Fund uses the Line of Credit, it will be collateralized by the Fund's portfolio.

H. EXPENSES:
   Expenses incurred with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative method can be more fairly made.

I. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

J. CONTRACTUAL OBLIGATIONS:
   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, in management's opinion, based on experience, the risk of loss from such claim is unlikely.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), which is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) exceed 2.00% of the Fund's average daily net assets through February 28, 2005.
   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $4,890 for Class A shares deferred sales charges of $66,893 for Class B shares and $51,324 for Class C shares for the period ended October 31, 2004. In addition to these amounts, $155 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions. As of May 31, 2004, W.S. Griffith Securities, Inc. no longer writes any business for the Trust.
   In addition, the Trust pays PEPCO distribution and/or service fees at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class. PEPCO has advised the Fund of the following information for the period ended October 31, 2004, $346,082 was retained by the Distributor, $242,180 was paid out to unaffiliated participants and $246 was paid to W.S. Griffith Securities, Inc. As of May 31, 2004, W.S. Griffith Securities, Inc. no longer writes any business for the Trust.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (CONTINUED)


Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As Financial Agent of the Fund, PEPCO receives a fee for tax services and oversight of subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million. PFPC Inc., a subagent to PEPCO, receives a fee from PEPCO which ranges from 0.065% to 0.03% of the average daily net asset values of the Fund. Certain minimum fees may apply. For the period ended October 31, 2004, the Trust incurred PEPCO financial agent fees totaling $66,477.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company ("State Street") serving as sub-transfer agent. For the period ended October 31, 2004, transfer agent fees were $174,662 as reported in the Statement of Operations, of which PEPCO retained $35,748.
   At October 31, 2004, PNX and affiliates and the retirement plans of PNX and affiliates held 628,321 Class A shares of the Fund with a value of $7,234,238.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2004, aggregated the following:

Purchases ........................................................  $147,125,333
Sales ............................................................   167,735,362
Short sales ......................................................   153,641,871
Purchases to cover short sales ...................................   172,344,169

   There were no purchases or sales of long-term U.S. Government securities.

5. CREDIT RISK AND ASSET CONCENTRATIONS
   Since the Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk, however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securities deposited with the clearing broker.
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6. ILLIQUID AND RESTRICTED SECURITIES
   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.
   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.
   At October 31, 2004, the Fund held the following restricted securities:

                                                           Market        % of
                            Acquisition   Acquisition      Value      Net Assets
                                Date         Cost       at 10/31/04  at 10/31/04
                            -----------   -----------   -----------  -----------
Telefonica Moviles S.A.      12/20/01         $--            $--         0.0%
Telefonica Data
  Argentina S.A.             12/20/01          --             --         0.0
Seagate Technology
  Refund Rights              11/22/00          --            (84)        0.0

   At the end of the period, the value of restricted securities amounted to $(84) or 0.0% of net assets.
   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (CONTINUED)


7. FEDERAL INCOME TAX INFORMATION
   The Fund has the following capital loss carryovers which may be used to offset future capital gains:

                              Expiration Year
 ----------------------------------------------------------------------
     2007               2008               2011                Total
 ----------          ----------         -----------         -----------
 $2,157,456          $5,119,432         $10,522,031         $17,798,919

   The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.
   For the period ended October 31, 2004, the Fund utilized losses of $4,538,400 deferred in the prior year against current year capital gains.
   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consist of undistributed ordinary income of $0 and undistributed long-term capital gains of $0.
   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

8. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, on deductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of October 31, 2004, the Fund increased undistributed net investment income by $1,766,695, decreased accumulated net realized loss by $52,111 and decreased paid in capital by $1,714,584.

9. OTHER
   On June 18, 2003, the Board of Trustees of Phoenix Portfolios voted to liquidate the Class I shares of the Market Neutral Fund. On November 26, 2003, Class I shares were redeemed at their net asset value.

10. PROXY VOTING PROCEDURES (UNAUDITED)
   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. These procedures and information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, is also available through the Securities and Exchange Commissions' website at http://www.sec.gov.

11. FORM N-Q INFORMATION (UNAUDITED)
   The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. Furthermore, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

RESULTS OF SHAREHOLDER MEETING


A special meeting of Shareholders of Phoenix Portfolios (the "Trust") was held on February 20, 2004 for the following purpose:

   1. To reconstitute the Board of Trustees ("Board") and to elect thirteen trustees to such Board to serve until the next meeting of shareholders at which trustees are elected.

On the record date of December 22, 2003 there were 10,077,179 shares outstanding representing 111,245,312 votes. Of the shares outstanding, 72.2% were voted.

                                                                              NUMBER OF VOTES

                                                                      For      Withheld Authority For
                                                                  ----------   ----------------------
   1. To reconstitute the Board of Trustees
      and elect thirteen trustees as follows:

     E. Virgil Conway                                             79,267,711         1,052,912
     Harry Dalzell-Payne                                          79,263,795         1,056,828
     S. Leland Dill                                               79,276,882         1,043,741
     Frances E. Jeffries                                          79,317,226         1,003,397
     Leroy Keith, Jr.                                             79,320,505         1,000,119
     Marilyn E. LaMarche                                          79,293,327         1,027,296
     Philip R. McLoughlin                                         79,298,056         1,022,568
     Geraldine M. McNamara                                        79,297,464         1,023,159
     Everett L. Morris                                            79,301,191         1,019,432
     James M. Oates                                               79,298,056         1,022,568
     Donald B. Romans                                             79,298,056         1,022,568
     Richard E. Segerson                                          79,300,469         1,020,155
     Lowell P. Weicker, Jr.                                       79,221,170         1,099,453

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(LOGO)
PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]


To the Board of Trustees of
Phoenix Portfolios and Shareholders of Phoenix Market Neutral Fund


     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and securities sold short, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Market Neutral Fund (constituting Phoenix Portfolios, hereafter referred to as the "Fund") at October 31, 2004 and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Boston, Massachusetts
December 14, 2004

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway              Served since       36        Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC     2004.                        Trustee/Director, Realty Foundation of New York (1972-present), Josiah
101 Park Avenue                                            Macy, Jr., Foundation (1975-present), Pace University (1978-present), New
New York, NY 10178                                         York Housing Partnership Development Corp. (Chairman) (1981-present),
DOB: 8/2/29                                                Greater New York Councils, Boy Scouts of America (1985-present), The
                                                           Academy of Political Science (Vice Chairman) (1985-present), Urstadt
                                                           Biddle Property Corp. (1989-present). Chairman, Metropolitan
                                                           Transportation Authority (1992-2001), The Harlem Youth Development
                                                           Foundation (1998-2002). Director, Trism, Inc. (1994-2001), Consolidated
                                                           Edison Company of New York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                           Company (1974-2002), Centennial Insurance Company (1974-2002), Union
                                                           Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                           (Advisory Director) (1990-2000), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne           Served since       36        Currently retired.
The Flat, Elmore Court        2004.
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                Served since       26        Currently retired. Trustee, Scudder Investments (33 portfolios)
7721 Blue Heron Way           1998.                        (1986-present). Director, Coutts & Co. Trust Holdings Limited
West Palm Beach, FL 33412                                  (1991-1999), Coutts & Co. Group (1991-1999) and Coutts & Co.
DOB: 3/28/30                                               International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries           Served since       28        Director, The Empire District Electric Company (1984-present). Chairman
8477 Bay Colony Dr. #902      2004.                        of the Board (1993-1997), Phoenix Investment Partners, Ltd.
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.              Served since       26        Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.     2004.                        Chairman (1998 to 2000) and Chief Executive Officer (1995-1998), Carson
736 Market Street, Ste. 1430                               Products Company (cosmetics). Director/Trustee, Evergreen Funds (six
Chattanooga, TN 37402                                      portfolios).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara         Served since       36        Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of New     2004.                        (1982-present).
York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris             Served since       36        Currently retired, Vice President, W.H. Reaves and Company (investment
164 Laird Road                2004.                        management) (1993-2003).
Colts Neck, NJ 07722
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans              Served since       26        Currently retired, President, Romans & Company (private investors and
39 S. Sheridan Road           1998.                        financial consultants) (1987-2003). Trustee, Burnham Investors Trust (5
Lake Forest, IL 60045                                      portfolios) (1967-2003).
DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson           Served since       26        Managing Director, Northway Management Company (1998-present).
Northway Management Company   2004.
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.        Served since       26        Director, Medallion Financial New York (2003-present), Compuware (1996-
200 Duke Street               2004.                        present) and WWF, Inc. (2000-present). President, The Trust for America's
Alexandria, VA 22314                                       Health (non-profit) (2001-present), Director, UST, Inc. (1995-2004), HPSC
DOB: 5/16/31                                               Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                                                         INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche        Served since       31        Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC    2004.                        Director, The Phoenix Companies, Inc. (2001-present) and Phoenix Life
   30 Rockefeller Plaza,                                   Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin       Served since       67        Consultant, Phoenix Investment Partners Ltd. (2002-present). Director,
   DOB: 10/23/46              1993.                        PXRE Corporation (Delaware) (1985-present), World Trust Fund
                                                           (1991-present). Chairman (1997-2002), Director (1995-2002), Vice Chairman
  Chairman                                                 (1995-1997) and Chief Executive Officer (1995-2002), Phoenix Investment
                                                           Partners, Ltd. Director and Executive Vice President, The Phoenix
                                                           Companies, Inc. (2000-2002). Director (1994-2002) and Executive Vice
                                                           President, Investments (1987-2002), Phoenix Life Insurance Company.
                                                           Director (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                           Counsel, Inc. Director (1982-2002) and President (1990-2000), Phoenix
                                                           Equity Planning Corporation. Chairman and President, Phoenix/Zweig
                                                           Advisers LLC (2001-2002). Director (2001-2002) and President (April 2002-
                                                           September 2002), Phoenix Investment Management Company. Director and
                                                           Executive Vice President, Phoenix Life and Annuity Company (1996-2002).
                                                           Director (1995-2000) and Executive Vice President and Chief Investment
                                                           Counsel (1994-2002), PHL Variable Insurance Company. Director, Phoenix
                                                           National Trust Holding Company (2001-2002). Director (1985-2002) and Vice
                                                           President (1986-2002), and Executive Vice President (2002-2002), PM
                                                           Holdings, Inc. Director, W.S. Griffith Associates, Inc. (1995-2002).
                                                           Director (1992-2002) and President (1993-1994), W.S. Griffith Securities,
                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates             Served since       31        Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.)
   Hudson Castle Group, Inc.  2004.                        (financial services) (1997-present). Managing Director Wydown Group
   c/o Northeast Investment                                (consulting firm) (1994-present). Director, Investors Financial Service
   Management, Inc.                                        Corporation (1995-present), Investors Bank & Trust Corporation
   50 Congress Street                                      (1995-present), Stifel Financial (1996-present), Connecticut River
   Suite 1000                                              Bancorp (1998-present), Connecticut River Bank (1999-present), Trust Co.
   Boston, MA 02109                                        of New Hampshire (2002-present). Director and Treasurer, Endowment for
   DOB: 5/31/46                                            Health, Inc. (2000-present). Chairman, Emerson Investment Management,
                                                           Inc. (2000-present).Member Chief Executives Organization (1996-present).
                                                           Vice Chairman, Massachusetts Housing Partnership (1994-1999). Director,
                                                           Blue Cross and Blue Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                           (1991-2000), Command Systems, Inc. (1998-2000), Phoenix Investment
                                                           Partners, Ltd. (1995-2001), 1Mind, Inc. (1999-2001), 1Mind.com.
                                                           (2000-2002), Plymouth Rubber Co. (1995-2003).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
    Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Capital Group,
    Inc. and The Phoenix Companies, Inc. and certain of it's affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
    NAME, ADDRESS AND            TRUST AND LENGTH OF                                  PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                  TIME SERVED                                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John F. Sharry                Executive Vice President     Executive Vice President, Phoenix Investment Partners, Ltd.
DOB: 3/28/52                  since 2000.                  (1998-present), President, Phoenix Equity Planning Corporation
                                                           (2000-present). Senior Vice President, The Phoenix Companies, Inc.
                                                           (2004-present). Executive Vice President, certain funds within the
                                                           Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman            Senior Vice President        Vice President, Chief Administrative Officer (2003-present), Senior Vice
DOB: 7/27/62                  since May 2004.              President, Chief Administrative Officer, Private Client Group
                                                           (1999-2003), Vice President (1995-1999), Phoenix Investment Partners,
                                                           Ltd. Senior Vice President, Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss              Treasurer since 1996.        Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                                              Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation.
                                                           Vice President (2003-present), Phoenix Investment Partners, Ltd.
                                                           Treasurer or Assistant Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Matthew A. Swendiman          Secretary since 2004.        Counsel, Phoenix Life Insurance Company (2002-present). Vice President,
One American Row                                           Counsel, Chief Legal Officer and Secretary, certain of the funds within
Hartford, CT 06102                                         the Phoenix Fund Complex (2004-present). Assistant Vice President and
DOB: 4/5/73                                                Assistant Counsel, Conseco Capital Management (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX PORTFOLIOS
900 Third Avenue, 31st Floor
New York, New York 10022


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
John F. Sharry, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Treasurer
Matthew A. Swendiman, Secretary and
   Chief Legal Officer


INVESTMENT ADVISER
Euclid Advisors LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                                ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                Permit No. 1051
                                                                ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.



NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 2180 (12/04)


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $33,520 for 2003 and $33,530 for 2004.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2004.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,350 for 2003 and $6,350 for 2004.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2004.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

                    The Phoenix Portfolios (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

                    The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $150,280 for 2003 and $449,560 for 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant to  Rule 30a-2(a)  under the  1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to  Rule 30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  Phoenix Portfolios
            -----------------------------------------------------------------

By (Signature and Title)*     /s/ Philip R. McLoughlin
                         ----------------------------------------------------
                              Philip R. McLoughlin, Chairman
                              (principal executive officer)

Date            January 10, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Philip R. McLoughlin
                         ----------------------------------------------------
                              Philip R. McLoughlin, Chairman
                              (principal executive officer)

Date            January 10, 2005
    -------------------------------------------------------------------------


By (Signature and Title)*     /s/ Nancy G. Curtiss
                         ----------------------------------------------------
                              Nancy G. Curtiss, Treasurer
                              (principal financial officer)

Date            January 10, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.